Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000195444 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Accumulated Value	$ 9,551		$ 9,734	$ 10,045	$ 10,135	$ 10,693	$ 11,540	$ 12,145	$ 11,086	$ 11,043	$ 11,025	$ 11,891
C000195445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,192	10,518	10,593	11,102	11,880	12,421	11,254	11,115	11,013	11,791
C000195446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,192	10,518	10,607	11,235	12,155	12,824	11,735	11,719	11,728	12,681
C000195447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,019,234	1,051,753	1,061,762	1,122,981	1,214,222	1,283,962	1,175,598	1,173,170	1,174,739	1,271,000
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,272	$ 10,357	$ 10,324	$ 10,870	$ 12,049	$ 12,016	$ 10,994	$ 10,946	$ 10,785	$ 11,651